PREMISES AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
Premises and equipment at December 31 were as follows:

(Dollars in thousands)	2021	2020
Land and land improvements	$49,402	$52,373
Buildings	155,337	161,371
Furniture and fixtures	70,847	70,177
Leasehold improvements	30,190	29,525
Construction in progress	8,145	8,434
	313,921	321,880

Less: Accumulated depreciation and amortization	120,881	114,669
Total	$193,040	$207,211